Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 360,459	kr 359,484
Book value of financial liabilities	339,940	330,222
Fair value of financial assets	362,878	360,634
Fair value of financial liabilities	340,161	330,209
Surplus value (+) /Deficit value (-), financial assets	2,419	1,150
Surplus value (+) /Deficit value (-) financial liabilities	221	(13)
Borrowing from credit institutions
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Book value of financial liabilities	4,316	8,607
Fair value of financial liabilities	4,316	8,607
Debt securities issued
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Book value of financial liabilities	326,345	316,388
Fair value of financial liabilities	326,566	316,375
Surplus value (+) /Deficit value (-) financial liabilities	221	(13)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	9,279	5,227
Fair value of financial liabilities	9,279	5,227
Cash and cash equivalents
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Book value of financial assets	5,589	5,219
Fair value of financial assets	5,589	5,219
Treasuries/government bonds
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Book value of financial assets	16,480	4,150
Fair value of financial assets	16,480	4,150
Other interest-bearing securities except loans
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Book value of financial assets	51,693	52,843
Fair value of financial assets	51,693	52,843
Loans in the form of interest-bearing securities
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Book value of financial assets	51,250	48,726
Fair value of financial assets	52,255	49,951
Surplus value (+) /Deficit value (-), financial assets	1,005	1,225
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	21,201	13,529
Fair value of financial assets	21,731	13,863
Surplus value (+) /Deficit value (-), financial assets	530	334
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	207,479	224,354
Fair value of financial assets	208,363	223,945
Surplus value (+) /Deficit value (-), financial assets	884	(409)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	6,761	10,643
Fair value of financial assets	6,761	10,643
Shares
Disclosure of detailed information about financial instruments
Book value of financial assets	6	20
Fair value of financial assets	kr 6	kr 20